Basis of Presentation and Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basis Of Presentation And Significant Accounting Policies Details 1
Common stock issued for services	$ 84,600	$ 70,621
Warrants issued for services, related parties	102,364	25,030
Warrants issued for services	$ 9,617	$ 14,739
Common stock issued for services on terminated offering	586,823
Total stock based compensation	$ 783,404	$ 110,390